Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Income Statement Disclosures) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended			24 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Commissions and fees									$ 3,809	$ 3,767	$ 3,633
Investment income									12	16	15
Other income									8	19	7
Total revenues	$ 974	$ 846	$ 922	$ 1,087	$ 958	$ 812	$ 935	$ 1,097	3,829	3,802	3,655
Salaries and benefits									(2,306)	(2,314)	(2,207)
Other operating expenses									(799)	(659)	(636)
Depreciation expense									(95)	(92)	(94)
Amortization of intangible assets									(76)	(54)	(55)
Restructuring costs									(126)	(36)	0	$ (162)
Total expenses	(972)	(819)	(817)	(794)	(819)	(778)	(787)	(771)	(3,402)	(3,155)	(2,992)
OPERATING INCOME									427	647	663
Other income (expense), net									55	6	22
Income from Group undertakings									0	0	0
Expenses due to Group undertakings									0	0	0
Loss on extinguishment of debt									0	0	(60)
Interest expense									(142)	(135)	(126)
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES									340	518	499
Income tax benefit (expense)									33	(159)	(122)
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES									373	359	377
Interest in earnings of associates, net of tax									11	14	0
Equity account for subsidiaries									0	0	0
Net income (loss)	(18)	116	72	214	83	(8)	48	250	384	373	377
Net Income (Loss) Attributable to Noncontrolling Interest									(11)	(11)	(12)
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ (24)	$ 117	$ 70	$ 210	$ 76	$ (7)	$ 47	$ 246	373	362	365
Willis Group Holdings — the Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Commissions and fees									0	0	0
Investment income									0	0	0
Other income									0	0	0
Total revenues									0	0	0
Salaries and benefits									(1)	(1)	(1)
Other operating expenses									(12)	(16)	(5)
Depreciation expense									0	0	0
Amortization of intangible assets									0	0	0
Restructuring costs									0	0
Total expenses									(13)	(17)	(6)
OPERATING INCOME									(13)	(17)	(6)
Other income (expense), net									(10)	(15)	5
Income from Group undertakings									0	0	0
Expenses due to Group undertakings									0	0	(10)
Loss on extinguishment of debt											0
Interest expense									(43)	(43)	(42)
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES									(66)	(75)	(53)
Income tax benefit (expense)									0	0	0
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES									(66)	(75)	(53)
Interest in earnings of associates, net of tax									0	0	0
Equity account for subsidiaries									439	437	418
Net income (loss)									373	362	365
Net Income (Loss) Attributable to Noncontrolling Interest									0	0	0
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									373	362	365
Guarantor Companies [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees									11	8	8
Investment income									1	0	0
Other income									0	0	0
Total revenues									12	8	8
Salaries and benefits									(78)	(81)	(103)
Other operating expenses									(114)	(133)	(231)
Depreciation expense									(22)	(21)	(23)
Amortization of intangible assets									0	0	0
Restructuring costs									(41)	(14)
Total expenses									(255)	(249)	(357)
OPERATING INCOME									(243)	(241)	(349)
Other income (expense), net									42	(220)	(4)
Income from Group undertakings									374	450	491
Expenses due to Group undertakings									(200)	(190)	(153)
Loss on extinguishment of debt											(60)
Interest expense									(41)	(44)	(61)
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES									(68)	(245)	(136)
Income tax benefit (expense)									51	54	29
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES									(17)	(191)	(107)
Interest in earnings of associates, net of tax									9	10	9
Equity account for subsidiaries									443	609	515
Net income (loss)									435	428	417
Net Income (Loss) Attributable to Noncontrolling Interest									0	0	0
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									435	428	417
Trinity Acquisition Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees									0	0	0
Investment income									0	0	0
Other income									0	0	0
Total revenues									0	0	0
Salaries and benefits									0	0	0
Other operating expenses									0	0	(1)
Depreciation expense									0	0	0
Amortization of intangible assets									0	0	0
Restructuring costs									0	0
Total expenses									0	0	(1)
OPERATING INCOME									0	0	(1)
Other income (expense), net									0	0	0
Income from Group undertakings									93	91	68
Expenses due to Group undertakings									(26)	(29)	(26)
Loss on extinguishment of debt											0
Interest expense									(40)	(36)	(18)
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES									27	26	23
Income tax benefit (expense)									(5)	(5)	(6)
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES									22	21	17
Interest in earnings of associates, net of tax									0	0	0
Equity account for subsidiaries									337	314	344
Net income (loss)									359	335	361
Net Income (Loss) Attributable to Noncontrolling Interest									0	0	0
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									359	335	361
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees									3,798	3,759	3,625
Investment income									11	16	15
Other income									8	19	7
Total revenues									3,817	3,794	3,647
Salaries and benefits									(2,227)	(2,232)	(2,103)
Other operating expenses									(673)	(510)	(399)
Depreciation expense									(73)	(71)	(71)
Amortization of intangible assets									(76)	(54)	(55)
Restructuring costs									(85)	(22)
Total expenses									(3,134)	(2,889)	(2,628)
OPERATING INCOME									683	905	1,019
Other income (expense), net									23	11	31
Income from Group undertakings									110	102	86
Expenses due to Group undertakings									(351)	(424)	(456)
Loss on extinguishment of debt											0
Interest expense									(18)	(12)	(5)
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES									447	582	675
Income tax benefit (expense)									(13)	(208)	(145)
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES									434	374	530
Interest in earnings of associates, net of tax									2	4	(9)
Equity account for subsidiaries									0	0	0
Net income (loss)									436	378	521
Net Income (Loss) Attributable to Noncontrolling Interest									(11)	(11)	(12)
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									425	367	509
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees										0	0
Investment income										0	0
Other income										0	0
Total revenues										0	0
Salaries and benefits										0	0
Other operating expenses										0	0
Depreciation expense										0	0
Amortization of intangible assets										0	0
Restructuring costs										0
Total expenses										0	0
OPERATING INCOME										0	0
Other income (expense), net										230	(10)
Income from Group undertakings										(636)	(641)
Expenses due to Group undertakings										636	641
Loss on extinguishment of debt											0
Interest expense										0	0
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES										230	(10)
Income tax benefit (expense)										0	0
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES										230	(10)
Interest in earnings of associates, net of tax										0	0
Equity account for subsidiaries										(1,083)	(888)
Net income (loss)										(853)	(898)
Net Income (Loss) Attributable to Noncontrolling Interest										0	0
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS										(853)	(898)
Consolidation, Eliminations [Member] | Consolidation entries [Member]
Condensed Financial Statements, Captions [Line Items]
Commissions and fees									0	0	0
Investment income									0	0	0
Other income									0	0	0
Total revenues									0	0	0
Salaries and benefits									0	0	0
Other operating expenses									0	0	0
Depreciation expense									0	0	0
Amortization of intangible assets									0	0	0
Restructuring costs									0	0
Total expenses									0	0	0
OPERATING INCOME									0	0	0
Other income (expense), net									0	230	(10)
Income from Group undertakings									(577)	(643)	(645)
Expenses due to Group undertakings									577	643	645
Loss on extinguishment of debt											0
Interest expense									0	0	0
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES									0	230	(10)
Income tax benefit (expense)									0	0	0
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES									0	230	(10)
Interest in earnings of associates, net of tax									0	0	0
Equity account for subsidiaries									(1,219)	(1,360)	(1,277)
Net income (loss)									(1,219)	(1,130)	(1,287)
Net Income (Loss) Attributable to Noncontrolling Interest									0	0	0
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS									$ (1,219)	$ (1,130)	$ (1,287)